Shareholder Report, Holdings (Details) - C000246894	Sep. 30, 2025
74347W601 | ProShares Ultra Gold
Holdings [Line Items]
Percent of Net Asset Value	12.50%
464287614 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
464288273 | iShares MSCI EAFE Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
025072372 | Avantis Emerging Markets Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
025072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.40%
78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	5.10%
46432F396 | iShares MSCI USA Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Equity
Holdings [Line Items]
Percent of Net Asset Value	67.50%